Goodwill Rollforward (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013
Goodwill [Roll Forward]
Beginning Balance		$ 115,328,000	$ 80,608,000
Acquisition of PGI			86,400,000
Acquisitions		133,647,000	33,699,000
Impairment	7,600,000	(6,851,000)	0
Translation		(21,570,000)	1,021,000
Ending Balance	80,608,000	220,554,000	115,328,000
North America
Goodwill [Roll Forward]
Beginning Balance		73,609,000	39,129,000
Acquisitions		5,688,000	33,699,000
Impairment		0	0
Translation		(781,000)	781,000
Ending Balance		78,516,000	73,609,000
South America [Member]
Goodwill [Roll Forward]
Beginning Balance		6,851,000	6,851,000
Acquisitions		127,959,000	0
Impairment		(6,851,000)	0
Translation		(20,597,000)	0
Ending Balance		107,362,000	6,851,000
Europe
Goodwill [Roll Forward]
Beginning Balance		0	0
Acquisitions		0	0
Impairment		0	0
Translation		0	0
Ending Balance		0	0
Asia
Goodwill [Roll Forward]
Beginning Balance		34,868,000	34,628,000
Acquisitions		0	0
Impairment		0	0
Translation		(192,000)	240,000
Ending Balance		$ 34,676,000	$ 34,868,000